NATIONWIDE VARIABLE INSURANCE TRUST
Amundi NVIT Multi Sector Bond Fund (formerly, NVIT Multi Sector Bond Fund)
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Supplement dated July 31, 2019
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Core Plus Bond Fund

Effective immediately, all references to, and information regarding, Thomas J. Marthaler in the Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE